TAXES ON INCOME	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
TAXES ON INCOME

NOTE 12:- TAXES ON INCOME

a.Israeli taxation:

1.Corporate tax rates:

Generally, income of Israeli companies is subject to corporate tax. The corporate tax rate in Israel is 23% in 2021, 2020 and 2019.

2.Tax benefits under the Law for the Encouragement of Capital Investments, 1959 (the "Law"):

The Company has been granted an "Approved Enterprise" status, under the Law, for nine investment programs in the alternative program, by the Israeli Government.

Certain production facilities of the Company have been granted 'Benefitted Enterprise' status under the provision of the Law. Since the Company was eligible under the terms of minimum qualifying investment and elected 2011 as the Year of Election as defined in the Law.

Income derived from Benefitted Enterprise is tax exempt for a period of two years out of the period of benefits. Based on the percentage of foreign shareholding in the Company, income derived during the remaining years of benefits is taxable at the rate of 10%-25%.

The period of benefits of the Benefitted Enterprises under the 2011 election will expire in 2023. As of December 31, 2021, the Company did not generate income from the Benefitted Enterprises.

In the event of distribution of dividends from the above mentioned tax exempt income, the amount distributed would be taxed at a corporate tax rate of 10% to 25%, depending on the level of foreign investment in the Company.

Income from sources other than a "Benefitted Enterprise" during the benefit period is subject to tax at the regular corporate tax rate (23% in 2021, 2020 and 2019).

GILAT SATELLITE NETWORKS LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands

NOTE 12:- TAXES ON INCOME (Cont.)

On January 1, 2011, new legislation that constitutes a major amendment to the Law was enacted (the "Amendment Legislation"). Under the Amendment Legislation, a uniform rate of corporate tax would apply to all qualified income of certain industrial companies, as opposed to the current law's incentives that are limited to income from "Benefitted Enterprises" during their benefits period. According to the Amendment Legislation, the applicable tax rate for 2014 and onwards is set at 9% in geographical areas in Israel designated as Development Zone A and 16% elsewhere in Israel. The profits of these Industrial Companies would be freely distributable as dividends, subject to a 20% withholding tax (or lower, under an applicable tax treaty). The Company is not located in Development Zone A.

Under the transitory provisions of the Amendment Legislation, the Company may elect whether to irrevocably implement the new law in its Israeli company while waiving benefits provided under the current law or keep implementing the current law during the next years. Changing from the current law to the new law is permissible at any stage.

Amendment from December 2016 prescribes special tax tracks for technological enterprises. The new tax tracks under the amendment are as follows:

Technological preferred enterprise - an enterprise for which total consolidated revenues of its parent company and all subsidiaries are less than NIS 10 billion. A technological preferred enterprise, as defined in the Law, which is located in the center of Israel will be subject to tax at a rate of 12% on profits deriving from intellectual property (in Development Zone A- a tax rate of 7.5%).

3.On November 15, 2021, the Israeli Parliament released its 2021-2022 Budget Law (“2021 Budget Law”). The 2021 Budget Law introduces a new dividend ordering rule that apportions every dividend between previously tax-exempt (“Trapped Earnings”) and previously taxed income. Consequently, distributions (including deemed distributions as per Section 51(h)/51B of the Law) may entail additional corporate tax liability to the distributing company. The Company has approximately $192,000 tax-exempt profits in its Accumulated deficit. If such tax-exempt profit is distributed, it would be taxed at the reduced corporate tax rate applicable to such income, and approximately $36,000 of additional taxes on income would have been recorded as of December 31, 2021. Taxes on income have not been recognized for amounts of tax-exempt income.

In parallel, the 2021 Budget Law also includes a temporary order to enhance the release of Trapped Earnings by reducing the claw-back income tax rate that is applicable upon such a release or distribution by up to 60%, but not less than 6% income tax rate, during a one-year period beginning November 15, 2021.

4.In 2021, the Company settled the 2016-2019 income tax assessment with the Israeli tax authorities, recognizing $1,765 taxes on income. No further taxes are due in relation to these years.

GILAT SATELLITE NETWORKS LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands

NOTE 12:- TAXES ON INCOME (Cont.)

b.Taxes on income on non-Israeli subsidiaries:

Non-Israeli subsidiaries are taxed according to the tax laws in their respective domiciles of residence. The Company has not made any provisions relating to undistributed earnings of the Company's foreign subsidiaries since the Company has no current plans to distribute such earnings. If earnings are distributed to Israel in the form of dividends or otherwise, the Company may be subject to additional Israeli taxes on income (subject to an adjustment for foreign tax credits) and foreign withholding taxes. As of December 31, 2021, the amount of undistributed earnings of non-Israeli subsidiaries, which is considered indefinitely reinvested, was $3,842 with a corresponding unrecognized deferred tax liability of $521.

In December 2017, the U.S. enacted significant tax reform through the U.S. Tax Cuts & Jobs Acts (“TCJA”). The TCJA enacted significant changes affecting the year ended December 31, 2017, including, but not limited to, (1) reducing the U.S. federal corporate income tax rate from 35% to 21% effective 2018, and (2) imposing a one-time Transition Tax on certain unrepatriated earnings of foreign subsidiaries of U.S. companies that had not been previously taxed in the U.S.

c.Carryforward tax losses and credits:

As of December 31, 2021, the Company had operating loss carryforwards for Israeli income tax purposes of approximately $116,748 which may be offset indefinitely against future taxable income.

As of December 31,2021, the Company had capital loss carryforwards for Israeli tax purposes of approximately $568,100 which may be offset indefinitely against future capital gains. the Company doesn’t expect future utilization of such carry forwards losses and accordingly records full valuation allowance.

As of December 31, 2021, the Company's U.S. subsidiary had approximately $10,242 of carryforward tax losses for state tax purposes. The U.S subsidiary had R&D credits carryforwards for federal tax purposes of approximately $3,614 and for state tax purposes of approximately $3,235.

The Company has carryforward tax losses relating to other subsidiaries in Europe and Latin America of approximately $41,406 (which can be utilized indefinitely) and $31,184 ($24,139 can be utilized within 4 years and $7,045 can be utilized indefinitely), as of December 31, 2021, respectively.

GILAT SATELLITE NETWORKS LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands

NOTE 12:- TAXES ON INCOME (Cont.)

d.Deferred taxes:

Deferred taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes and carryforward tax losses and credits. Significant components of the Company's deferred tax liabilities and assets are as follows:

		December 31,
		2021	2020
1.	Provided in respect of the following:

	Gross deferred tax assets:
	Carryforward tax losses and credits *) **)	$41,158	$38,937
	Property, equipment and intangibles	802	1,004
	Inventory accrual	1,555	1,173
	Vacation accrual	1,132	1,103
	Supplementary tax advances	969	2,489
	Deferred revenues	446	567
	Research and development costs	1,227	297
	Other temporary differences	2,603	2,568

	Gross deferred tax assets	49,892	48,138

	Valuation allowance	(27,952)	(25,476)

	Net deferred tax assets	21,940	22,662

	Gross deferred tax liabilities
	Property and equipment	(3,748)	(3,367)
	Other temporary differences	(641)	-

	Gross deferred tax liabilities	(4,389)	(3,367)

	Net deferred tax assets	$17,551	$19,295

*)	The amounts are shown after reduction for unrecognized tax benefits of $5,494 and $4,197 as of December 31, 2021 and 2020, respectively.

**)	Excluding capital losses carryforwards, which are not part of the Company’s on-going business, and for which the Company records full valuation allowance.

GILAT SATELLITE NETWORKS LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands

NOTE 12:- TAXES ON INCOME (Cont.)

		December 31,
		2021	2020
2.	Deferred taxes are included in the consolidated balance sheets, as follows:

	Long-term assets	$17,551	$19,295

3.The Peruvian government awarded GNP, the Company's subsidiary in Peru, the Regional PRONATEL Projects under six separate bids for the construction of fiber and wireless networks, operation of the networks for a defined period and their transfer to the government. The income derived from the construction of the project is an exempt subsidy, and therefore a significant uncertainty arises about GNP’s eligibility to deduct certain construction costs incurred in generating the exempt income against future taxable income. Accordingly, as of December 31, 2021 and 2020, the Company did not record deferred taxes to reflect the total net tax effects of such potential temporary differences.

4.During the year ended December 31, 2021, the Company increased valuation allowance by $2,476, resulting mainly from changes relating to carryforward tax losses. The Company provided valuation allowance for a portion of the deferred taxes regarding the carryforward losses and other temporary differences that management believes are not expected to be realized in the foreseeable future.

During the year ended December 31, 2019, the Company released valuation allowance against the deferred tax assets primarily related to carryforward income tax losses in Israel..

5.The functional and reporting currency of the Company and most of its subsidiaries is the U.S. dollar. The difference between the annual changes in the NIS/Dollar exchange rate causes a further difference between taxable income and the income before taxes on income shown in the consolidated financial statements. In accordance with ASC 740, the Company has not provided deferred taxes on the difference between the functional currency and the tax basis of assets and liabilities.

GILAT SATELLITE NETWORKS LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands

NOTE 12:- TAXES ON INCOME (Cont.)

e.Reconciling items between the statutory tax rate of the Company and the actual taxes on income (tax benefit):

	Year ended December 31,
	2021	2020	2019
		As Restated (1)

Income before taxes on income (tax benefit), as reported in the consolidated statements of income (loss)	$459	$35,869	$23,275

Statutory tax rate	23.0%	23.0%	23.0%

Theoretical taxes on income	$105	$8,250	$5,353
Currency differences	129	(7)	(1,908)
Tax adjustment in respect of different tax rates and "Benefitted Enterprise" status	(968)	(1,204)	241
Changes in valuation allowance	2,476	(1,217)	(14,248)
Capital (gain) loss from merger, acquisition and related litigation expense, net	-	(7,749)	18
Expiration of carryforward tax losses	1,032	1,367	923
Exempt subsidy income	(3,093)	(1,497)	(3,887)
Nondeductible expenses and other differences	3,811	2,850	(75)

	$3,492	$793	$(13,583)

(1) The Company restated previously issued consolidated financial statements. See Note 2 and Note 17 for additional information.

f.Taxes on income (tax benefit) included in the consolidated statements of income (loss):

	Year ended December 31,
	2021	2020	2019

Current	$1,140	$808	$1,300
Deferred	2,352	(15)	(14,883)

	$3,492	$793	$(13,583)

GILAT SATELLITE NETWORKS LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands

NOTE 12:- TAXES ON INCOME (Cont.)

	Year ended December 31,
	2021	2020	2019

Domestic	$2,719	$325	$(14,472)
Foreign	773	468	889

	$3,492	$793	$(13,583)

g.Income (loss) before taxes on income (tax benefit):

	Year ended December 31,
	2021	2020	2019
		As Restated (1)
Domestic	$(5,537)	$44,387	$12,851
Foreign	5,996	(8,518)	10,424

	$459	$35,869	$23,275

(1) The Company restated previously issued consolidated financial statements. See Note 2 and Note 17 for additional information.

h.Unrecognized tax benefits:

A reconciliation of the beginning and ending gross amount of unrecognized tax benefits is as follows:

	December 31,
	2021	2020

Balance at beginning of year	$4,477	$3,190
Increase (decrease) in tax positions for prior years, net	63	(72)
Increase in tax positions for current year	1,330	1,359

Balance at the end of year *)	$5,870	$4,477

*)

The amounts for the years ended December 31, 2021 and 2020 include $5,494 and $4,197, respectively, of unrecognized tax benefits which are presented as a reduction from deferred tax assets, see Note 12d.

The unrecognized tax benefits include accrued penalties and interest of $219 and $259 as of December 31, 2021 and 2020, respectively. During the years ended December 31, 2021 and 2020, the Company recorded income of $40 and $35 on the unrecognized tax benefits, respectively.

The total amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate of the Company for the year ended December 31, 2021 is $44.

i.The Company and its subsidiaries file income tax returns in Israel and in other jurisdictions of its subsidiaries. The Company's tax assessments through 2019 are considered final. As of December 31, 2021, the tax returns of the Company and its main subsidiaries are still subject to audits by the tax authorities for the tax years 2016 through 2020.